Capital Lease Obligations - Future Minimum Lease Payments Under Non-cancelable Capital Leases (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Leases [Abstract]
2015		$ 75,485
2016		75,485
2017		62,904
Total		213,874
Amounts representing interest payments		(42,416)
Present value of future minimum payments		171,458
Current portion of capital lease obligations	$ (52,015)	(52,015)
Capital lease obligations, long term	$ 107,195	$ 119,443